Shareholders' equity, Issued and Fully Paid Share Capital and Treasury Shares (Details) - Common Shares [Member] - $ / shares				6 Months Ended
	Jun. 27, 2024	May 29, 2024	Jan. 02, 2024	Jun. 30, 2025	Dec. 31, 2024
Issued and Fully Paid Share Capital [Abstract]
Number of shares issued (in shares)			510,251,747
Nominal value (in dollars per share)	$ 0.01		$ 0.01
Treasury shares (in shares)				14,573,890	9,639,056
Cancellation of treasury shares (in shares)				12,721,255
BW Group Limited [Member]
Issued and Fully Paid Share Capital [Abstract]
Issuance of shares (in shares)	2,311,785		3,431,577
Number of shares borrowed (in shares)		2,311,785
Subscription price (in dollars per share)		$ 0.01